Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 15,783	$ 8,393	$ 1,378
Accounts receivable	40,154	14,264	8,841
Due from factor	2,942	0
Total Current Assets	58,879	22,657	10,219
Total Assets	58,879	22,657	10,219
Current Liabilities:
Accounts payable		1,268
Accrued expenses	20,558	14,747	11,398
Accrued interest payable	478
Due to subcontractors	13,274	3,573	1,730
Due to factor	36,138	14,984
Sales tax payable	33,599	37,869	25,393
Convertible notes payable	48,833
Total Current Liabilities	152,880	72,441	38,521
Total Liabilities	152,880	72,441	38,521
Stockholder's Deficit:
Common stock $0.0001 par value; 500,000,000 shares authorized; 75,000,000 shares issued and outstanding at September 30, 2014, December 31, 2013 and December 31, 2012, respectively	7,500	7,500	7,500
Additional paid-in capital	(7,140)	(7,140)	(7,140)
Accumulated deficit	(99,140)	(52,985)	(28,672)
Accumulated other comprehensive gain (loss)	4,779	2,841	10
Total Stockholder's Deficit	(94,001)	(49,784)	(28,302)
Total Liabilities and Stockholder's Deficit	$ 58,879	$ 22,657	$ 10,219